Financial Risk Management - Summary of Objectives Policies and Processes for Managing Capital (Details) ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of objectives, policies and processes for managing capital [abstract]
Minimum Common Equity Tier One Ratio	8.00%
Minimum Tier One Ratio	9.50%
Minimum Total Regulatory Capital Ratio	11.50%
Equity Capital:	₩ 45,882,765	₩ 40,080,136
Tier 1 Capital	42,305,442	36,895,778
Common Equity Tier 1 Capital	39,144,259	34,886,283
Additional Tier 1 Capital	3,161,183	2,009,495
Tier 2 Capital	3,577,323	3,184,358
Risk-Weighted Assets:	₩ 290,913,570	₩ 262,349,242
Equity Capital (%):	0.1577	0.1528
Tier 1 Capital (%)	0.1454	0.1406
Common Equity Tier 1 Capital (%)	0.1346	0.1330